The response was amended for question E.5 from No to Yes for the following series of the Registrant: FT Vest Laddered Buffer ETF (BUFR),
FT Vest Laddered Deep Buffer ETF (BUFD),
FT Vest Laddered Nasdaq Buffer ETF (BUFQ),
FT Vest Laddered Moderate Buffer ETF (BUFZ), and FT Vest Laddered Small Cap Moderate Buffer ETF (BUFS).